RELATED PARTY TRANSACTIONS - Schedule of Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 72	€ 68
Amounts affecting cost of sales	(2,381)	(2,332)
Amounts affecting operating expenses	0	(1)
Total net amount affecting the consolidated income statement	(2,309)	€ (2,265)
Amounts receivable, related party transactions	96		€ 76
Amounts payable, related party transactions	€ 442		€ 320